23. Shareholders' Equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders Equity Details 1
Net income for the year attributable to shareholders of the Company	R$ 1,574,306	R$ 1,561,585	R$ 1,503,466
Minimum mandatory dividends	787,153
Interim dividends paid	(461,868)
Mandatory dividends payable – Current liabilities	325,285
Additional dividends to the minimum mandatory dividends – shareholders’ equity	163,742
Dividends payable	489,027
Legal reserve	78,716
Statutory investments reserve	R$ 544,695